Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Sale of software	$ 601,141	$ 223,276
Software as a service	281,899	189,945
Software maintenance services	941,531	865,743
Professional services	382,717	144,809
Third Party services	129,703	62,100
Total revenues	2,336,991	1,485,873
Cost of revenues:
Sale of software	125,108	55,677
Software as a service	55,690	30,421
Software maintenance services	128,597	124,811
Professional services	100,768	38,857
Third Party services	72,078	51,260
Total cost of revenues	482,241	301,026
Gross profit	1,854,750	1,184,847
Operating expenses:
General and administrative	2,607,643	1,753,504
Sales and marketing	791,291	804,916
Depreciation	11,626	24,312
Total operating expenses	3,410,560	2,582,732
Loss from operations	(1,555,810)	(1,397,885)
Other income (expense)
Interest expense, net	(2,365,618)	(250,756)
Total other income (expense)	(2,365,618)	(250,756)
Net loss	$ (3,921,428)	$ (1,648,641)
Basic and diluted net loss per share: (in dollars per share)	$ (0.55)	$ (0.24)
Weighted average number of common shares outstanding - basic and diluted (in shares)	7,152,276	6,856,928